Segmental analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		3,621	3,432	3,347
New Categories | Vapour
Disclosure Of Products And Services [Line Items]
Revenue		1,542	1,721	1,812
New Categories | HP
Disclosure Of Products And Services [Line Items]
Revenue		914	921	996
New Categories | Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,165	790	539
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,043	1,092	1,163
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		20,201	20,685	22,108
Other
Disclosure Of Products And Services [Line Items]
Revenue		£ 745	£ 658	£ 665

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.